Submission	Jul. 31, 2024
Submission [Line Items]
Central Index Key	0001059556
Registrant Name	Moody's Corporation
Registration File Number	333-269918
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES